33. OTHER OPERATING INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Tax amnesty program ("PERT")		R$ 147.7
Recovery of expenses	[1]	120.6	101.3	241.1
Scrap sales		14.5	14.4	12.3
Provision reversal		13.4	56.1	141.7
Gain on step business combination			59.6
Gain on disposals of property, plant and equipment			38.4
Other		69.3	30.5	45.8
Income		365.4	300.3	566.6
Expenses
Provision for civil, labor and tax risks		(332.9)	(136.9)	(44.8)
Provision for adjustment to realizable value of inventories (effect Weak Flesh Operation) (2)	[2]	(283.1)
Expenses arising from Weak Flesh Operation (2)	[2]	(80.3)
Rewards and short-term incentive		(111.3)	(11.1)	(302.8)
Disabled operations (3)	[3]	(81.4)	(106.2)	(86.1)
Business combination costs		(51.9)
Discontinued operations		(44.7)	(17.4)
Other employees benefits		(43.7)	(41.1)	(52.5)
Costs on business disposals		(36.7)
Stock options plan		(25.6)	(43.5)	(58.9)
Insurance claims costs		(24.3)	(33.1)	(15.1)
Loss on disposals of property, plant and equipment		(17.1)		(16.4)
Allowance for doubtful accounts		(13.6)	(5.5)	(196.7)
Other		(107.0)	(103.1)	(120.0)
Expenses		(1,253.6)	(497.8)	(1,011.3)
OTHER OPERATING INCOME (EXPENSES), NET		R$ (888.2)	R$ (197.5)	R$ (444.7)

[1]	The accumulated balance in 2017 refers mainly to extemporaneous tax credits in the amount of R$91.9.
[2]	Expenses arising from Weak Flesh Operation (note 1.5).
[3]	Disable operations includes depreciation charge of R$41.4 (R$29.4 in 2016 and R$18.3 in 2015).